Santander Group - Acquisition of Deutsche Bank Polska (Details) - Retail and Private Banking Business of Deutsche Bank Polska SA - Goal € in Millions	Mar. 02, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest under purchase agreement	10.00%
Purchase price at acquisition date	€ 305